BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule of Bank Borrowings (Details) € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Short-term	$ 0	$ 31,980,868
Long-term, current portion	0	0
Subtotal	0	31,980,868
Bond payable	0	9,034,691	€ 7.4
Long-term	61,510	0
Total borrowings from bank and other third parties	$ 61,510	$ 41,015,559